COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Legal action liabilities	$ 22.4	$ 22.1	$ 22.4	$ 21.2
Insurance Recoveries	52.0	$ 11.0
Reduction in Cost of Goods Sold Due to Insurance Recoveries	9.0
Reduction in Selling and Administration Due to Insurance Recoveries	0.9
Gain in Other Operating Income due to Insurance Recoveries	$ 42.3
Proceeds from Property Damage Portion of Insurance Recoveries			$ 24.0